ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Oct. 05, 2022 Integer	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2022 Integer $ / shares	Jul. 28, 2025	Mar. 20, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 01, 2023 $ / shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Insider card liabilities		$ 0.3
Selling price						$ 1.8	$ 2.2
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Exchange ratio								1.01508
Gulfstream G280 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase obligation, number of aircrafts | aircraft | Integer	4		4
Share Exchange Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock issued during period shares | shares		1,197,604
Common stock received in share exchange agreement | shares		16,000,000
Volato Group Inc [Member] | M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Merger agreement ownership percentage				85.00%
Discontinued Operations, Disposed of by Sale [Member] | GC Aviation Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Selling price					$ 2.0
Discontinued operation					$ 1.8